Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 638	$ 819	$ 463
Income tax benefit	157	202	114
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	348	544	301
Restricted stock and stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	290	273	153
Other nonvested stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	0	7	4
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 0	$ (5)	$ 5